Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 22, 2017	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Cash, FDIC insured amount		$ 250,000		$ 250,000
Cash, uninsured amount		0		0		$ 11,436
Inventory		371		371		$ 0
Depreciation expense		341	$ 341	682	$ 640
Research and development expense		46,955	27,776	143,345	50,066
Other Research and Development Expense				46,955	27,776
Advertising Expense		$ 47,585	$ 12,006
Advertising and marketing costs				$ 88,169	$ 59,798
Anti-dilutive securities excluded from computation (in Shares)				4,239,954
Income tax benefit, percentage				50.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Corporate income tax rate	34.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Corporate income tax rate	21.00%
Memory MD [Member]
Summary of Significant Accounting Policies (Textual)
Owned subsidiary, percentage				100.00%